SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Land use rights and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Leases
Number of operating segment | segment	1
Property, equipment and software, net | $	$ 316,447	$ 354,617
Land Improvements [Member] | Minimum
Leases
Operating lease term of contract	40 years
Land Improvements [Member] | Maximum
Leases
Operating lease term of contract	50 years